Property, plant and equipment, net	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
Property, plant and equipment, net

Note 5 – Property, plant and equipment, net

Property and equipment comprised the following at June 30, 2026 and December 31, 2025:

	Computer Equipment	Office Equipment	Total
Cost
At December 31, 2025	$1,056,476	$7,199	$1,063,675
Additions	7,242	2	7,244
Effect of movements in exchange rates	(4,354)	(5)	(4,359)
At June 30, 2026	$1,059,364	$7,196	$1,066,560

Accumulated depreciation
At December 31, 2025	$614,793	$3,915	$618,708
Depreciation for the period	147,284	634	147,918
Effect of movements in exchange rates	(2,561)	(3)	(2,564)
At June 30, 2026	$759,516	$4,546	$764,062

Net Book Value
At December 31, 2025	$441,683	$3,284	$444,967
At June 30, 2026	$299,848	$2,650	$302,498

Property, plant and equipment is depreciated on a straight-line basis over an estimated useful life of three years.

Depreciation expense for the six months ended June 30, 2026 was $147,918 (2025 - $295,586) and was recorded within “Depreciation and amortization” in the Consolidated Statement of Operations.

As of June 30, 2026 and December 31, 2025, the Company’s property, plant and equipment was not subject to any significant restrictions on title or pledged as security for liabilities. The Company had no significant commitments for future purchases of property and equipment as at June 30, 2026.